Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Pre tax total accumulated other comprehensive income, beginning balance		$ 1,234.5	$ 1,574.0	$ 1,464.1
Investment securities, pre tax		320.5	(198.7)	362.1
Net non-credit related OTTI losses, adjusted for valuation changes, pre tax		(0.1)	0.0	0.0
Forecasted transactions, pre tax		0.0	(12.9)	(1.6)
Foreign currently translation adjustment, pre tax		0.6	(1.8)	(1.3)
Loss attributable to noncontrolling interest		5.1	1.6	0.0
Total other comprehensive income (loss) before reclassifications, pre tax		326.1	(211.8)	359.2
Total reclassification adjustment for amounts realized in net income, pre tax		121.1	127.7	249.3
Total other comprehensive income, pre tax		205.0	(339.5)	109.9
Pre tax total accumulated other comprehensive income, ending balance	$ 1,234.5	1,439.5	1,234.5	1,574.0
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
Accumulated other comprehensive income loss tax (provision) benefit, beginning balance		(434.1)	(550.9)	(512.4)
Investment securities, Total tax (provision) benefit		(112.6)	(67.5)	126.7
Net non-credit related OTTI losses, adjusted for valuation changes Total tax (provision) benefit		0.1	0.0	0.0
Forecasted transactions, Total tax (provision) benefit		0.0	(4.5)	(0.6)
Foreign currency translation adjustment, Total tax (provision) benefit		(0.2)	(0.6)	(0.4)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Noncontrolling Interest		(1.9)	0.5	0.0
Total other comprehensive Income (loss) before reclassifications, Total tax (provision) benefit		(114.6)	(72.1)	125.7
Total reclassification adjustment for amounts realized in net income, Total tax (provisions) benefit		(42.6)	44.7	87.2
Total other comprehensive income, Total tax (provision) benefit		(72.0)	(116.8)	38.5
Accumulated other comprehensive income loss tax (provision) benefit, ending balance	(434.1)	(506.1)	(434.1)	(550.9)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		800.4	1,023.1	951.7
Investment securities, after tax		207.9	(131.2)	235.4
Net non-credit related OTTI losses, adjusted for valuation changes, after tax		0.0	0.0	0.0
Forecasted transactions, after tax		0.0	(8.4)	(1.0)
Foreign currency translation adjustment, after tax		0.4	(1.2)	(0.9)
Total other comprehensive income (loss), before reclassifications, after tax		211.5	(139.7)	233.5
Other comprehensive (income) loss attributable to NCI	1.1	3.2	1.1	0.0
Net realized gains (losses) on securities		137.9	136.5	232.1
Interest expense		140.9	136.0	116.9
Total reclassification adjustment for amounts realized in net income, Net of tax		78.5	83.0	162.1
Other comprehensive income (loss)		133.0	(222.7)	71.4
After tax total accumulated other comprehensive income, ending balance	800.4	933.4	800.4	1,023.1
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		809.0	1,021.9	947.0
Investment securities, after tax		207.9	(131.2)	235.4
Net non-credit related OTTI losses, adjusted for valuation changes, after tax		0.0	0.0	0.0
Forecasted transactions, after tax		0.0	0.0	0.0
Foreign currency translation adjustment, after tax		0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax		207.9	(131.2)	235.4
Other comprehensive (income) loss attributable to NCI		0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax		77.3	81.7	160.5
Other comprehensive income (loss)		130.6	(212.9)	74.9
After tax total accumulated other comprehensive income, ending balance	809.0	939.6	809.0	1,021.9
Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		(8.2)	1.5	4.1
Investment securities, after tax		0.0	0.0	0.0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax		0.0	0.0	0.0
Forecasted transactions, after tax		0.0	(8.4)	(1.0)
Foreign currency translation adjustment, after tax		0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax		0.0	(8.4)	(1.0)
Other comprehensive (income) loss attributable to NCI		0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax		1.2	1.3	1.6
Other comprehensive income (loss)		(1.2)	(9.7)	(2.6)
After tax total accumulated other comprehensive income, ending balance	(8.2)	(9.4)	(8.2)	1.5
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		(1.5)	(0.3)	0.6
Investment securities, after tax		0.0	0.0	0.0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax		0.0	0.0	0.0
Forecasted transactions, after tax		0.0	0.0	0.0
Foreign currency translation adjustment, after tax		0.4	(1.2)	(0.9)
Total other comprehensive income (loss), before reclassifications, after tax		0.4	(1.2)	(0.9)
Other comprehensive (income) loss attributable to NCI		0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax		0.0	0.0	0.0
Other comprehensive income (loss)		0.4	(1.2)	(0.9)
After tax total accumulated other comprehensive income, ending balance	(1.5)	(1.1)	(1.5)	(0.3)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance		1.1	0.0	0.0
Investment securities, after tax		0.0	0.0	0.0
Net non-credit related OTTI losses, adjusted for valuation changes, after tax		0.0	0.0	0.0
Forecasted transactions, after tax		0.0	0.0	0.0
Foreign currency translation adjustment, after tax		0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax		3.2	1.1	0.0
Other comprehensive (income) loss attributable to NCI		3.2	1.1	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax		0.0	0.0	0.0
Other comprehensive income (loss)		3.2	1.1	0.0
After tax total accumulated other comprehensive income, ending balance	$ 1.1	4.3	1.1	0.0
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Other Comprehensive Income Pre Tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings		(27.1)	(23.8)	(7.7)
Net realized gains (losses) on securities		146.3	149.7	255.0
Interest expense		1.9	1.8	2.0
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings		9.5	8.4	2.7
Net realized gains (losses) on securities		(51.4)	(52.5)	(89.2)
Interest expense		(0.7)	(0.6)	(0.7)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated other comprehensive income after tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings		(17.6)	(15.4)	(5.0)
Net realized gains (losses) on securities		94.9	97.2	165.8
Interest expense		1.2	1.2	1.3
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings		(17.6)	(15.4)	(5.0)
Net realized gains (losses) on securities		94.9	97.1	165.5
Interest expense		0.0	0.0	0.0
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains on forecasted transactions
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings		0.0	0.0	0.0
Net realized gains (losses) on securities		0.0	0.1	0.3
Interest expense		1.2	1.2	1.3
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings		0.0	0.0	0.0
Net realized gains (losses) on securities		0.0	0.0	0.0
Interest expense		0.0	0.0	0.0
Reclassification out of Accumulated Other Comprehensive Income | Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net impairment losses recognized in earnings		0.0	0.0	0.0
Net realized gains (losses) on securities		0.0	0.0	0.0
Interest expense		$ 0.0	$ 0.0	$ 0.0